Significant Accounting Policies (Details) - Schedule of Our Sales from Our Product Lines - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Significant Accounting Policies (Details) - Schedule of Our Sales from Our Product Lines [Line Items]
Revenue	$ 6,293,965	$ 16,880,316
Revenue from discontinued operations (Note 15)	(19,849,634)	(36,109,692)
Healthcare products [Member]
Significant Accounting Policies (Details) - Schedule of Our Sales from Our Product Lines [Line Items]
Revenue	10,981,175	28,103,868
Online store [Member]
Significant Accounting Policies (Details) - Schedule of Our Sales from Our Product Lines [Line Items]
Revenue	8,868,459	8,093,778
Internet information and advertising [Member]
Significant Accounting Policies (Details) - Schedule of Our Sales from Our Product Lines [Line Items]
Revenue		754,600
Automobiles [Member]
Significant Accounting Policies (Details) - Schedule of Our Sales from Our Product Lines [Line Items]
Revenue	$ 6,293,965	$ 16,037,762